Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings per Common Share

	2013	2014	2015
Net income/(loss) available to common stockholders	1,592	(19,243)	3,505

Weighted average common shares outstanding	18,244,671	18,244,671	18,244,671

Dilutive effect of stock granted under the EIP	-	-	33,222

Weighted average common shares – diluted (Note 9)	18,244,671	18,244,671	18,277,893

Basic earnings per common share	0.09	(1.05)	0.19

Diluted earnings per common share	-	-	0.19